Property and Equipment, Net (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 3,715	$ 2,132	$ 6,842	$ 4,264	$ 18,276	$ 5,412